Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties	Related Parties

Subsidiaries of the Company earned revenue of $95,000 (December 31, 2018: $633,000) from DS Biopharma Limited (formerly Dignity Sciences Limited) during the year. Dr. John Climax is Chief Executive Officer and both Dr. John Climax and Dr. Ronan Lambe are Directors and shareholders of DS Biopharma Limited. $36,000 was recorded as due from DS Biopharma Limited at December 31, 2019 (December 31, 2018: $338,000). Dr Ronan Lambe resigned as a Director of ICON plc on July 24, 2018. The contract terms were agreed on an arm’s length basis.

During the year ended December 31, 2017, personal expenses totaling $178,000 were settled by the Company on behalf of Mr. Ciaran Murray. Payment was received in advance from Mr. Murray in respect of these expenses. The Company transferred ownership of an asset at fair value ($77,000) to Mr. Ciaran Murray effective November 1, 2017. Payment was received in full in January 2018.

On July 22, 2016, Mr. Thomas Lynch retired as a Director of the Company, having previously resigned as Chairman of the Company in March 2016. The terms of the consultancy agreement expired on July 31, 2019. A charge of $151,360 was recorded during 2019 in respect of consultancy services provided by a company controlled by Mr. Lynch (December 31, 2018: $274,519). There were no amounts due to Mr. Lynch at December 31, 2019 (December 31, 2018: $64,000).